Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 94.2%
Health Care 94.2%
Biotechnology 13.3%
Alnylam Pharmaceuticals, Inc.*	6,501	1,343,562
Amgen, Inc.	24,693	5,933,728
Argenx SE (ADR)*	3,423	1,293,449
Arvinas, Inc.*	17,133	725,411
Ascendis Pharma A/S (ADR)*	3,309	296,387
Beam Therapeutics, Inc.*	3,700	202,020
Bicycle Therapeutics PLC (ADR)* (a)	14,850	392,783
Biogen, Inc.*	10,150	1,983,107
BioMarin Pharmaceutical, Inc.*	20,242	1,805,586
Blueprint Medicines Corp.*	11,193	819,551
Celldex Therapeutics, Inc.*	14,060	427,424
Exact Sciences Corp.*	6,722	238,967
Gilead Sciences, Inc.	51,850	3,290,920
Global Blood Therapeutics, Inc.*	20,401	1,385,228
Halozyme Therapeutics, Inc.*	8,643	352,029
Incyte Corp.*	13,679	963,412
Insmed, Inc.*	36,810	906,262
Moderna, Inc.*	8,335	1,102,470
Neurocrine Biosciences, Inc.*	16,537	1,730,266
Regeneron Pharmaceuticals, Inc.*	6,642	3,859,401
Sarepta Therapeutics, Inc.*	5,639	616,794
Seagen, Inc.*	10,397	1,604,153
Ultragenyx Pharmaceutical, Inc.*	14,771	704,429
Vertex Pharmaceuticals, Inc.*	17,681	4,981,799
Zentalis Pharmaceuticals, Inc.*	9,277	248,716
		37,207,854
Health Care Services 24.9%
Amedisys, Inc.*	7,325	867,646
AmerisourceBergen Corp.	9,985	1,463,402
Centene Corp.*	36,674	3,291,125
Cigna Corp.	19,833	5,621,664
Elevance Health, Inc.	12,900	6,257,919
Humana, Inc.	7,137	3,438,464
IQVIA Holdings, Inc.*	12,400	2,636,984
Laboratory Corp. of America Holdings	12,366	2,785,689
McKesson Corp.	11,740	4,308,580
Privia Health Group, Inc.*	13,861	551,529
RadNet, Inc.*	39,287	789,276
Thermo Fisher Scientific, Inc.	20,198	11,014,373
UnitedHealth Group, Inc.	51,723	26,861,305
		69,887,956
Medical Supply & Specialty 24.7%
Abbott Laboratories	82,201	8,437,933
Agilent Technologies, Inc.	18,361	2,354,798
Alcon, Inc.	32,197	2,114,699
Align Technology, Inc.*	2,735	666,520

Avantor, Inc.*	50,051	1,246,770
Baxter International, Inc.	28,131	1,616,407
Becton, Dickinson & Co.	6,325	1,596,557
Bio-Techne Corp.	4,275	1,418,488
Boston Scientific Corp.*	136,156	5,488,448
Danaher Corp.	24,629	6,647,613
DexCom, Inc.*	19,348	1,590,599
Edwards Lifesciences Corp.*	40,051	3,608,595
Envista Holdings Corp.*	30,526	1,132,209
Globus Medical, Inc. "A"*	13,300	787,227
Health Catalyst, Inc.*	43,051	516,612
Hologic, Inc.*	40,250	2,719,290
IDEXX Laboratories, Inc.*	3,149	1,094,655
Illumina, Inc.*	5,091	1,026,549
Inari Medical, Inc.*	11,012	763,682
Inspire Medical Systems, Inc.*	4,824	923,748
Insulet Corp.*	7,632	1,949,747
Intuitive Surgical, Inc.*	17,509	3,602,302
Masimo Corp.*	7,827	1,149,708
Medtronic PLC	48,588	4,271,857
Nevro Corp.*	13,631	617,757
Omnicell, Inc.*	6,942	710,097
Outset Medical, Inc.*	35,623	651,545
Penumbra, Inc.*	5,777	948,410
ResMed, Inc.	13,082	2,876,993
STERIS PLC	6,792	1,367,773
Stryker Corp.	16,009	3,285,047
Tandem Diabetes Care, Inc.*	12,679	579,938
Teleflex, Inc.	2,007	454,104
West Pharmaceutical Services, Inc.	3,385	1,004,296
		69,220,973
Pharmaceuticals 31.3%
AbbVie, Inc.	58,618	7,881,776
AstraZeneca PLC (ADR)	112,950	7,045,821
Bristol-Myers Squibb Co.	74,022	4,989,823
CVS Health Corp.	22,822	2,239,979
Eli Lilly & Co.	46,607	14,039,427
Intra-Cellular Therapies, Inc.*	16,682	838,437
Johnson & Johnson	98,064	15,821,646
Lonza Group AG (Registered)	2,637	1,408,393
Merck & Co., Inc.	106,758	9,112,863
Novo Nordisk AS (ADR)	33,455	3,549,576
Pfizer, Inc.	217,270	9,827,122
Roche Holding AG (Genusschein)	8,921	2,873,932
Sanofi (ADR)	82,179	3,371,804
Zoetis, Inc.	29,556	4,626,401
		87,627,000
Total Common Stocks (Cost $138,838,090)		263,943,783

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.0% (b) (c) (Cost $384,800)	384,800	384,800

Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 2.09% (b) (Cost $14,557,549)	14,557,549	14,557,549

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $153,780,439)	99.6	278,886,132
Other Assets and Liabilities, Net	0.4	1,197,862
Net Assets	100.0	280,083,994
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 are as follows:
Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.0% (b) (c)
—	384,800 (d)	—	—	—	400	—	384,800	384,800
Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 2.09% (b)
11,742,673	17,761,664	14,946,788	—	—	58,215	—	14,557,549	14,557,549
11,742,673	18,146,464	14,946,788	—	—	58,615	—	14,942,349	14,942,349

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $391,460, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$37,207,854	$—	$—	$37,207,854
Health Care Services	69,887,956	—	—	69,887,956
Medical Supply & Specialty	69,220,973	—	—	69,220,973
Pharmaceuticals	83,344,675	4,282,325	—	87,627,000
Short-Term Investments (a)	14,942,349	—	—	14,942,349
Total	$274,603,807	$4,282,325	$—	$278,886,132

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH1
R-080548-1 (1/23)